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Integrity Dividend Harvest Fund
INTEGRITY DIVIDEND HARVEST FUND—FUND SUMMARY
Investment Objectives
The Integrity Dividend Harvest Fund (the “Fund”) seeks to maximize total return by emphasizing high current income with long term appreciation as a secondary objective, consistent with preservation of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in “The Shares Offered; Class A Shares” and “How to Reduce Your Sales Charge” on page 43 and 46, respectively, of the Fund’s prospectus, Appendix A of the Fund’s prospectus, and “Purchase and Redemption of Shares” on page B-51 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Integrity Dividend Harvest Fund - USD ($)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Integrity Dividend Harvest Fund		Class A	Class C	Class I
Management Fees		0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses		1.46%	2.21%	1.21%
Fee Waivers and Expense Reimbursements	[1]	(0.51%)	(0.51%)	(0.51%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.95%	1.70%	0.70%
[1]	The Fund’s investment adviser, Viking Fund Management, LLC (“Viking Management,” “investment manager,” or the “Adviser”), has contractually agreed to waive fees and reimburse expenses through November 29, 2025 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 0.95% of average daily net assets for Class A shares, 1.70% of average daily net assets for Class C shares, and 0.70% of average daily net assets for Class I shares. This expense limitation agreement may only be terminated or modified prior to November 29, 2025 with the approval of the Fund’s Board of Trustees. The terms of the expense limitation agreement provide that Viking Management is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which Viking Management waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund’s current expense limitation.

Example—

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the contractual expense limitation agreement remains in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Integrity Dividend Harvest Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	592	891	1,212	2,117
Class C	273	642	1,138	2,504
Class I	72	334	616	1,421

No Redemption
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Integrity Dividend Harvest Fund | Class C | USD ($)	173	642	1,138	2,504

Portfolio Turnover—

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 41.80% of the average value of its portfolio.

Principal Investment Strategies

To pursue its objective, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in dividend-paying equity securities, including common stock and preferred stock, of companies. In addition, under normal market conditions, the Fund invests at least 65% of its net assets in equity securities that have consistently increased dividends for a period of at least 10 years. In determining whether a company has increased its dividend for a period of at least 10 years, the Fund’s Portfolio Management Team (“Team”) will account for the effect of any stock splits or spin-offs and exclude special dividends.

Although the investment process results in the Fund holding primarily large-cap companies, the Fund may invest in companies of any size. In selecting securities, the Team considers a combination of factors, including, but not limited to, dividend yield, dividend growth rate, earnings growth, price-to-earnings (P/E) multiples, valuation, credit rating, balance sheet strength, and volatility. The Team emphasizes dividend yield in selecting stocks for the Fund because the Team believes that, over time, dividend income can contribute significantly to total return and is a more consistent source of investment return than capital appreciation.

While the Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.

The Fund may invest up to 30% of its net assets in foreign equity securities, including common stock and preferred stock.

The Team may consider selling a security if, among other considerations, the issuer’s business fundamentals have deteriorated or the issuer fails to raise its dividend.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Per Share Total Return per Calendar Year

During the periods shown in the bar chart, the highest return for a quarter was 15.20% (quarter ended December 31, 2022) and the lowest return for a quarter was -20.05% (quarter ended March 31, 2020). The Fund’s calendar year-to-date total return as of September 30, 2024 was 22.69%.

Average Annual Total Returns (for the periods ended December 31, 2023)

The table below shows the Fund’s average annual total returns for 1, 5, and 10 years for Class A shares, and for 1 year, 5 years, and since inception for Class C and Class I shares, and how they compare with those of a broad measure of market performance and a supplemental index. The return information below reflects applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for Class C and Class I shares will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Returns - Integrity Dividend Harvest Fund	Label	1 Year		5 Years		10 Years		Since Inception		Inception Date
Class A	Return Before Taxes	(0.21%)		9.16%		8.32%				May 01, 2012
Class A | Return After Taxes on Distributions	Return After Taxes on Distributions	(0.21%)		8.79%		7.29%				May 01, 2012
Class A | On Distributions and Sale of Fund Shares	On Distributions and Sale of Fund Shares	1.13%		7.83%		6.76%				May 01, 2012
Class C	Return Before Taxes	3.24%		9.45%				8.31%		Aug. 03, 2015
Class C | S&P 500® Index(1)(reflects no deduction for fees, expenses, or taxes)	S&P 500® Index(1)(reflects no deduction for fees, expenses, or taxes)	26.29%	[1]	15.69%	[1]	12.03%	[1]	12.32%	[1]	Aug. 03, 2015	[1]
Class C | S&P High Yield Dividend Aristocrats® Index*(2) (reflects no deduction for fees, expenses, or taxes)	S&P High Yield Dividend Aristocrats® Index*(2) (reflects no deduction for fees, expenses, or taxes)	2.83%	[2]	10.31%	[2]	9.80%	[2]	10.03%	[2]	Aug. 03, 2015	[2]
Class I	Return Before Taxes	5.26%		10.55%				8.48%		Aug. 01, 2016
Class I | S&P 500® Index(1)(reflects no deduction for fees, expenses, or taxes)	S&P 500® Index(1)(reflects no deduction for fees, expenses, or taxes)	26.29%	[1]	15.69%	[1]	12.03%	[1]	13.23%	[1]	Aug. 01, 2016	[1]
Class I | S&P High Yield Dividend Aristocrats® Index*(2) (reflects no deduction for fees, expenses, or taxes)	S&P High Yield Dividend Aristocrats® Index*(2) (reflects no deduction for fees, expenses, or taxes)	2.83%	[2]	10.31%	[2]	9.80%	[2]	8.93%	[2]	Aug. 01, 2016	[2]
[1]	The S&P 500® is widely regarded as the best single gauge of large-cap U.S. equities. The index includes 500 leading companies and covers approximately 80% of available market capitalization.
[2]	The S&P High Yield Dividend Aristocrats® index is designed to measure the performance of companies within the S&P Composite 1500® that have followed a managed-dividends policy of consistently increasing dividends every year for at least twenty years.